10-K Inventories, net - Schedule of inventory reserve (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventory reserve	$ (10,761)	$ (10,223)	$ (11,775)